UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané T. Tyler, Esq.

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period:  December 1, 2011 – February 29, 2012

Item 1.	Schedule of Investments.

COHEN & STEERS GLOBAL REALTY MAJORS ETF	SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.61%)
Australia (9.45%)
CFS Retail Property Trust	260,900	$501,763
Dexus Property Group	537,671	519,929
Goodman Group	731,325	545,211
GPT Group	190,129	640,926
Mirvac Group	379,479	492,010
Stockland Trust Group	263,882	903,803
Westfield Group	234,470	2,226,799

		5,830,441

Brazil (0.99%)
BR Malls Participacoes SA	47,200	612,509

Canada (2.16%)
Boardwalk Real Estate Investment Trust	4,353	245,946
Dundee Real Estate Investment Trust	7,271	253,944
RioCan Real Estate Investment Trust	30,277	833,659

		1,333,549

France (4.52%)
Gecina SA	2,902	279,815
ICADE	2,542	211,473
Klepierre	10,345	329,910
Unibail-Rodamco	10,146	1,967,983

		2,789,181

Hong Kong (14.20%)
China Overseas Land & Investment, Ltd.	424,000	888,926
China Resources Land, Ltd.	222,500	425,738
Hang Lung Properties, Ltd.	223,000	843,902
Henderson Land Development Co., Ltd.	102,000	640,484
Hongkong Land Holdings, Ltd.	130,000	718,900
The Link Real Estate Investment Trust	249,664	936,759
Sino Land Co., Ltd.	382,000	681,677
Sun Hung Kai Properties, Ltd.	167,000	2,570,986
The Wharf Holdings, Ltd.	167,700	1,049,787

		8,757,159

Japan (9.68%)
Mitsubishi Estate Co., Ltd.	137,000	2,488,139
Mitsui Fudosan Co., Ltd.	93,000	1,771,757
Nippon Building Fund, Inc.	61	587,089
Sumitomo Realty & Development Co., Ltd.	48,000	1,124,389

		5,971,374

Netherlands (1.04%)
Corio N.V.	10,254	494,764
Eurocommercial Properties N.V.	3,969	143,378

		638,142

Singapore (3.82%)
Ascendas Real Estate Investment Trust *	190,066	313,995
CapitaLand, Ltd.	287,000	708,898

Security Description	Shares	Value

Singapore (continued)
CapitaMall Trust	302,347	$436,444
City Developments, Ltd.	51,000	455,215
Global Logistic Properties, Ltd.*	254,000	444,059

		2,358,611

Sweden (0.41%)
Castellum AB	19,112	253,153

Switzerland (0.55%)
PSP Swiss Property AG*	3,864	336,709

United Kingdom (5.66%)
British Land Co., Plc	98,588	740,672
Capital Shopping Centres Group Plc	66,534	353,609
Derwent London Plc	9,076	245,024
Great Portland Estates Plc	34,829	196,456
Hammerson Plc	79,334	496,536
Land Securities Group Plc	86,111	928,516
Segro Plc	82,613	310,130
Shaftesbury Plc	27,818	217,746

		3,488,689

United States (47.13%)
Alexandria Real Estate Equities, Inc.	6,884	493,514
American Campus Communities, Inc.	7,830	322,205
AvalonBay Communities, Inc.	10,554	1,368,537
Boston Properties, Inc.	16,425	1,667,959
BRE Properties, Inc.	8,307	402,308
Brookfield Office Properties, Inc.	24,026	419,254
Camden Property Trust	8,566	531,092
Corporate Office Properties Trust	7,991	195,939
Digital Realty Trust, Inc.	11,696	847,960
Douglas Emmett, Inc.	14,182	298,815
Duke Realty Corp.	28,153	390,764
Equity Residential	32,943	1,874,127
Essex Property Trust, Inc.	3,738	523,283
Federal Realty Investment Trust	7,081	675,173
General Growth Properties, Inc.	65,312	1,062,626
HCP, Inc.	45,156	1,783,662
Health Care REIT, Inc.	21,044	1,145,635
Host Hotels & Resorts, Inc.	78,362	1,236,552
Kimco Realty Corp.	45,121	829,324
Liberty Property Trust	12,846	435,736
The Macerich Co.	14,657	791,331
ProLogis	50,898	1,713,227
Public Storage	15,741	2,110,396
Regency Centers Corp.	10,017	428,627
Simon Property Group, Inc.	17,574	2,380,926
SL Green Realty Corp.	9,599	730,004
UDR, Inc.	24,243	606,560
Ventas, Inc.	31,991	1,788,937
Vornado Realty Trust	20,493	1,674,893
Weingarten Realty Investors	13,455	335,029

		29,064,395

Security Description	Shares	Value
TOTAL COMMON STOCKS (Cost $56,014,103)		$61,433,912

TOTAL INVESTMENTS (99.61%) (Cost $56,014,103)		61,433,912

NET OTHER ASSETS AND LIABILITIES (0.39%)		240,118

NET ASSETS (100.00%)		$61,674,030

*	Non-income producing security.

Common Abbreviations:

AB -	Aktiebolag is the Swedish equivalent of the term corporation.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Plc -	Public Limited Co.
REIT -	Real Estate Investment Trust.
SA -	Generally designated corporations in various countries, mostly those employing the civil law.

See Notes to Quarterly Schedule of Investments.

ALPS EQUAL SECTOR WEIGHT ETF	STATEMENT OF INVESTMENTS
February 29, 2012 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (99.99%)
Consumer Discretionary (11.35%)
Consumer Discretionary Select Sector SPDR Fund	221,589	$9,572,645

Consumer Staples (10.52%)
Consumer Staples Select Sector SPDR Fund	266,895	8,868,921

Energy (11.30%)
Energy Select Sector SPDR Fund	127,245	9,528,105

Financials (11.71%)
Financial Select Sector SPDR Fund	669,761	9,878,975

Healthcare (10.79%)
Health Care Select Sector SPDR Fund	251,446	9,097,316

Industrials (11.36%)
Industrial Select Sector SPDR Fund	257,537	9,582,952

Materials (11.34%)
Materials Select Sector SPDR Fund	258,456	9,568,041

Technology (11.55%)
Technology Select Sector SPDR Fund	336,700	9,737,364

Utilities (10.07%)
Utilities Select Sector SPDR Fund	243,449	8,496,370

TOTAL EXCHANGE TRADED FUNDS (Cost $75,843,208)		84,330,689

TOTAL INVESTMENTS (99.99%) (Cost $75,843,208)		84,330,689

NET OTHER ASSETS AND LIABILITIES (0.01%)		4,306

NET ASSETS (100.00%)		$84,334,995

Common Abbreviations:

SPDR - Standard & Poor’s Depositary Receipts.

See Notes to Quarterly Schedule of Investments.

JEFFERIES | TR/J CRB GLOBAL

COMMODITY EQUITY INDEX

FUND	SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.60%)
Australia (2.36%)
Fortescue Metals Group, Ltd.	22,504	$135,432
Incitec Pivot, Ltd.	198,511	699,209
Newcrest Mining, Ltd.	25,315	916,005
Nufarm, Ltd.*	28,218	143,904
Woodside Petroleum, Ltd.	8,802	354,157

		2,248,707

Bermuda (1.30%)
Bunge, Ltd.	17,500	1,178,100
Sinofert Holdings, Ltd.	212,000	63,143

		1,241,243

Brazil (1.83%)
Companhia Siderurgica Nacional SA, ADR	16,125	164,798
Gerdau SA, ADR	18,893	196,487
Petroleo Brasileiro SA, ADR	22,894	683,157
Vale SA, ADR	27,864	700,501

		1,744,943

Canada (16.15%)
Agnico-Eagle Mines, Ltd.	5,632	205,679
Agrium, Inc.	19,242	1,644,542
Barrick Gold Corp.	33,014	1,586,764
Cameco Corp.	8,214	202,650
Canadian Natural Resources, Ltd.	15,009	559,704
Eldorado Gold Corp.	18,216	279,634
EnCana Corp.	10,505	215,017
First Quantum Minerals, Ltd.	9,728	223,607
Goldcorp, Inc.	26,606	1,295,792
IAMGOLD Corp.	12,032	182,749
Inmet Mining Corp.	1,843	125,705
Ivanhoe Mines, Ltd.*	9,079	158,268
Kinross Gold Corp.	37,552	417,478
New Gold, Inc.*	14,386	168,843
Osisko Mining Corp.*	12,607	160,507
Pan American Silver Corp.	3,433	86,265
Potash Corp. of Saskatchewan, Inc.	104,176	4,868,492
SEMAFO, Inc.	8,956	60,377
Silver Wheaton Corp.	11,668	448,737
Suncor Energy, Inc.	22,495	813,515
Teck Resources, Ltd., Class B	9,971	401,087
TransCanada Corp.	10,045	444,348
Viterra, Inc.	38,440	417,593
Yamana Gold, Inc.	24,545	428,126

		15,395,479

Security Description	Shares	Value
Cayman Islands (0.00%)(a)
Chaoda Modern Agriculture Holdings, Ltd.	348,000	$449

Chile (0.37%)
Sociedad Quimica y Minera de Chile SA, ADR	6,033	357,033

China (1.34%)
China BlueChemical, Ltd., Class H	218,000	171,461
China Petroleum & Chemical Corp., Class H	228,000	261,346
China Shenhua Energy Co., Ltd., Class H	48,500	224,187
Jiangxi Copper Co., Ltd., Class H	28,000	77,079
PetroChina Co., Ltd., Class H	300,000	454,117
Zijin Mining Group Co., Ltd., Class H	197,000	94,490

		1,282,680

France (1.79%)
Total SA	30,316	1,702,850

Germany (1.14%)
K+S AG	17,509	877,731
ThyssenKrupp AG	7,699	208,605

		1,086,336

Great Britain (0.05%)
Evraz Plc *	6,524	44,157

Hong Kong (0.70%)
China Agri-Industries Holdings, Ltd.	191,000	144,068
CNOOC, Ltd.	228,000	523,280

		667,348

India (0.42%)
Reliance Industries, Ltd., GDR(b)	11,477	377,593
Sterlite Industries India, Ltd., ADR	1,928	19,126

		396,719

Israel (0.87%)
Israel Chemicals, Ltd.	52,154	553,823
The Israel Corp., Ltd.	454	272,911

		826,734

Italy (0.86%)
Eni SpA	35,597	824,269

Japan (0.96%)
INPEX Corp.	31	220,991
JFE Holdings, Inc.	9,900	214,170
Nippon Steel Corp.	113,000	326,686
Sumitomo Metal Industries, Ltd.	72,000	150,334

		912,181

Security Description	Shares	Value
Jersey (0.34%)
Randgold Resources, Ltd.	2,823	$324,691

Luxembourg (0.56%)
ArcelorMittal	19,048	403,229
Tenaris SA, ADR	3,379	130,700

		533,929

Malaysia (1.43%)
Genting Plantations BHD	29,900	92,829
IOI Corp. BHD	295,600	532,879
Kuala Lumpur Kepong BHD	52,720	412,186
PPB Group BHD	56,800	326,143

		1,364,037

Mauritius (0.45%)
Golden Agri-Resources, Ltd.	740,000	433,217

Mexico (0.26%)
Grupo Mexico SAB de CV, Series B	79,406	251,122

Netherlands (2.03%)
CNH Global N.V.*	3,439	147,567
Nutreco Holding N.V.	3,954	297,574
Schlumberger, Ltd.	19,200	1,490,112

		1,935,253

Norway (1.13%)
Norsk Hydro ASA	15,800	95,521
Yara International ASA	19,912	982,030

		1,077,551

Peru (0.30%)
Companhia de Minas Buenaventura SA, ADR	7,183	288,254

Russia (4.09%)
Gazprom OAO, ADR	84,661	1,121,758
LUKOIL OAO, ADR	8,535	547,520
Mechel Steel Group, ADR	1,564	17,361
MMC Norilsk Nickel, ADR	16,310	323,101
NovaTek OAO, GDR(c)	1,343	194,869
Phosagro OAO, GDR(c)	13,244	143,035
Rosneft Oil Co., GDR(c)	23,211	179,537
Uralkali, GDR(c)	33,681	1,369,133

		3,896,314

Singapore (1.72%)
Olam International, Ltd.	233,000	444,717
Wilmar International, Ltd.	291,000	1,192,518

		1,637,235

South Africa (2.06%)
Anglo Platinum, Ltd.	1,343	106,727
AngloGold Ashanti, Ltd., ADR	12,643	536,695
Gold Fields, Ltd.	21,518	343,123
Harmony Gold Mining Co., Ltd.	12,115	160,987

Security Description	Shares	Value
Impala Platinum Holdings, Ltd.	15,025	$336,995
Kumba Iron Ore, Ltd.	1,183	90,630
Sasol, Ltd.	7,170	384,812

		1,959,969

South Korea (0.54%)
POSCO	1,394	518,361

Spain (0.34%)
Repsol YPF SA	12,306	322,156

Switzerland (4.40%)
Syngenta AG *	11,447	3,748,532
Transocean, Ltd.	5,213	278,061
Weatherford International, Ltd.*	10,600	169,388

		4,195,981

Taiwan (0.47%)
China Steel Corp.	216,258	224,380
Taiwan Fertilizer Co., Ltd.	81,000	226,776

		451,156

United Kingdom (10.84%)
Anglo American Plc	23,590	998,433
Antofagasta Plc	7,218	153,354
BG Group Plc	48,497	1,175,630
BHP Billiton Plc	42,027	1,367,896
BP Plc	271,235	2,133,491
Kazakhmys Plc	5,239	92,813
Lonmin Plc	5,049	88,963
Petropavlosk Plc	5,428	62,301
Rio Tinto Plc	27,561	1,577,938
Royal Dutch Shell Plc, Class A	52,083	1,908,648
Xstrata Plc	40,682	779,849

		10,339,316

United States (38.50%)
AGCO Corp.*	11,766	607,479
Alcoa, Inc.	22,155	225,316
Allegheny Technologies, Inc.	1,959	85,941
Allied Nevada Gold Corp.*	2,698	92,838
Anadarko Petroleum Corp.	7,104	597,589
Apache Corp.	5,468	590,161
Archer-Daniels-Midland Co.	79,877	2,492,162
Baker Hughes, Inc.	6,224	312,943
Cameron International Corp.*	3,469	193,258
CF Industries Holdings, Inc.	7,950	1,478,700
Chesapeake Energy Corp.	9,302	232,550
Chevron Corp.	28,479	3,107,629
Cliffs Natural Resources, Inc.	2,964	188,155
Coeur d’Alene Mines Corp.*	2,953	83,983
ConocoPhillips	18,955	1,451,005
Consol Energy, Inc.	3,232	115,770
Corn Products International, Inc.	9,173	526,072
Deere & Co.	50,552	4,192,277
Devon Energy Corp.	5,395	395,508
Diamond Offshore Drilling, Inc.	986	67,511

Security Description	Shares	Value
El Paso Corp.	10,967	$304,992
EOG Resources, Inc.	3,809	433,693
Exxon Mobil Corp.	68,418	5,918,157
Freeport-McMoRan Copper & Gold, Inc.	19,610	834,602
Halliburton Co.	13,123	480,171
Hecla Mining Co.	9,198	46,726
Hess Corp.	4,603	298,827
Intrepid Potash, Inc.*	6,487	164,056
Marathon Oil Corp.	10,036	340,120
Monsanto Co.	65,198	5,045,021
The Mosaic Co.	26,174	1,511,549
National Oilwell Varco, Inc.	6,047	499,059
Newmont Mining Corp.	16,113	957,112
Noble Energy, Inc.	2,484	242,563
Nucor Corp.	6,565	285,774
Occidental Petroleum Corp.	11,444	1,194,410
Peabody Energy Corp.	3,864	134,776
Royal Gold, Inc.	1,716	119,176
Southern Copper Corp.	3,389	108,990
Southwestern Energy Co.*	4,877	161,234
United States Steel Corp.	2,987	81,306
Valero Energy Corp.	7,978	195,381
The Williams Co., Inc.	10,258	306,509

		36,701,051

TOTAL COMMON STOCKS (Cost $97,649,175)		94,960,721

TOTAL INVESTMENTS (99.60%) (Cost $97,649,175)		94,960,721

NET OTHER ASSETS AND LIABILITIES (0.40%)		377,340

NET ASSETS (100.00%)		$95,338,061

*	Non-income producing security.
(a)	Less than 0.005% of Net Assets.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of this security restricted under Rule 144A was $377,593, representing 0.40% of the Fund’s net assets.

(c)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At the period end, the aggregate market values of these securities were $1,886,574, representing 1.98% of the Fund’s net assets.

Common Abbreviations:

ADR -	American Depositary Receipt.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA -	Allmennaksjeselskap is the Norwegian term for public limited company.

BHD -	Berhad (in Malaysia; equivalent to Public Limited Company).
GDR -	Global Depository Receipt.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO -	Otkytoe Aktsionernoe Obshchestvo (open Joint Stock Corporation) is a Russian term for a stock-based corporation.
Plc -	Public Limited Co.
SA -	Generally designated corporations in various countries, mostly those employing the civil law.
SAB de CV -A variable capital company.
SpA -	Società Per Azioni is an Italian shared company.

See Notes to Quarterly Schedule of Investments.

JEFFERIES | TR/J CRB WILDCATTERS EXPLORATION & PRODUCTION EQUITY ETF	SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.82%)
Canada (40.81%)
Advantage Oil & Gas, Ltd.*	36,294	$141,130
Angle Energy, Inc.*	14,432	93,044
Bankers Petroleum, Ltd.*	52,818	261,690
Birchcliff Energy, Ltd.*	19,664	220,807
BNK Petroleum, Inc.*	27,859	51,761
Canadian Energy Services & Technology Corp.	9,794	131,057
Celtic Exploration, Ltd.*	19,161	352,697
Cequence Energy, Ltd.*	21,167	32,236
Crew Energy, Inc.*	25,466	342,322
Delphi Energy Corp.*	25,097	46,629
Fairborne Energy, Ltd.*	21,577	57,176
Guide Exploration, Ltd., Class A*	19,345	48,905
Ithaca Energy, Inc.*	56,950	164,209
Legacy Oil & Gas, Inc.*	30,796	350,185
Midway Energy, Ltd.*	16,223	77,907
NAL Energy Corp.	33,143	257,082
NuVista Energy, Ltd.*	20,227	81,939
Open Range Energy Corp.*	14,464	25,552
PetroBakken Energy Ltd., Class A	41,224	673,848
Petrobank Energy & Resources, Ltd.*	22,095	353,314
Southern Pacific Resource Corp.*	74,429	138,286
Surge Energy, Inc.*	11,400	115,742
TransGlobe Energy Corp.*	14,395	168,072
Twin Butte Energy, Ltd.	28,456	78,872
Westfire Energy, Ltd.*	12,893	69,639
Whitecap Resources, Inc.*	14,413	145,308

		4,479,409

United States (59.01%)
Abraxas Petroleum Corp.*	17,747	71,343
Approach Resources, Inc.*	6,617	228,684
ATP Oil & Gas Corp.*	9,774	78,192
Bill Barrett Corp.*	10,273	300,280
BPZ Resources, Inc.*	19,673	63,150
C&J Energy Services, Inc.*	3,460	70,307
Callon Petroleum Co.*	8,482	59,883
Carrizo Oil & Gas, Inc.*	7,960	224,233
Clayton Williams Energy, Inc.*	1,293	114,237
Comstock Resources, Inc.*	9,894	158,601
Contango Oil & Gas Co.*	2,891	183,810
Endeavour International Corp.*	7,260	83,998
Energy Partners, Ltd.*	6,170	105,137
Energy XXI (Bermuda), Ltd.*	15,508	580,464
Forest Oil Corp.*	23,730	306,829
FX Energy, Inc.*	10,969	69,434
GeoResources, Inc.*	4,139	132,614

Security Description	Shares	Value
Goodrich Petroleum Corp.*	5,700	$90,801
Gran Tierra Energy, Inc.*	55,075	321,520
Gulfport Energy Corp.*	10,341	347,664
Harvest Natural Resources, Inc.*	7,239	47,922
Houston American Energy Corp.*	4,034	43,729
Hyperdynamics Corp.*	31,587	42,958
Magnum Hunter Resources Corp.*	24,484	169,429
Northern Oil and Gas, Inc.*	12,959	307,258
Penn Virginia Corp.	9,990	48,851
Petroleum Development Corp.*	5,121	166,637
Petroquest Energy, Inc.*	12,406	75,677
Quicksilver Resources, Inc.*	26,086	144,516
Rex Energy Corp.*	7,158	82,317
Rosetta Resources, Inc.*	11,465	585,174
Stone Energy Corp.*	10,054	321,225
Swift Energy Co.*	9,184	275,796
Vaalco Energy, Inc.*	12,204	96,290
Vanguard Natural Resources LLC	5,688	156,647
Venoco, Inc.*	6,637	72,343
W&T Offshore, Inc.	7,565	191,016
Warren Resources, Inc.*	15,218	59,350

		6,478,316

TOTAL COMMON STOCKS (Cost $12,938,007)		10,957,725

WARRANTS (0.00%)
United States (0.00%)
Magnum Hunter Resources Corp., strike price $10.50, Expires 10/14/13 *	3,271	0

TOTAL WARRANTS (Cost $0)		0

TOTAL INVESTMENTS (99.82%) (Cost $12,938,007)		10,957,725

NET OTHER ASSETS AND LIABILITIES (0.18%)		19,329

NET ASSETS (100.00%)		$10,977,054

*	Non-income producing security.

Common Abbreviations:

LLC -	Limited Liability Company.
Ltd. -	Limited.

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF	SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

Security Description	Shares	Value
Master Limited Partnerships Shares (105.47%)
Energy (1.78%)
Chesapeake Midstream Partners LP	1,071,904	$30,613,578
Exterran Partners LP	767,914	18,161,166

		48,774,744

Gathering & Processing (20.26%)
Copano Energy LLC	2,042,970	75,957,625
DCP Midstream Partners LP	1,026,993	50,014,559
MarkWest Energy Partners LP	2,226,793	133,184,489
Targa Resources Partners LP	2,271,156	96,637,688
Western Gas Partners LP	1,545,036	70,747,198
Williams Partners LP	2,087,889	129,887,575

		556,429,134

Natural Gas Pipelines (39.02%)
Boardwalk Pipeline Partners LP	2,274,396	61,795,339
El Paso Pipeline Partners LP	3,654,534	134,011,762
Energy Transfer Partners LP	4,149,829	196,701,895
Enterprise Products Partners LP	5,494,219	285,040,082
ONEOK Partners LP	3,380,447	196,742,015
Regency Energy Partners LP	4,090,079	108,387,093
Spectra Energy Partners LP	1,102,325	36,365,702
TC Pipelines LP	1,135,586	52,736,614

		1,071,780,502

Petroleum Transportation (44.41%)
Buckeye Partners LP	1,951,793	116,717,221
Crosstex Energy LP	1,038,481	17,861,873
Enbridge Energy Partners LP	4,072,390	132,556,294
Genesis Energy LP	1,415,492	43,752,858
Kinder Morgan Energy Partners LP	3,158,353	281,093,417
Magellan Midstream Partners LP	2,841,003	207,876,190
NuStar Energy LP	1,835,106	111,574,445
Plains All American Pipeline LP	2,704,620	223,672,074
Sunoco Logistics Partners LP	2,168,215	84,668,796

		1,219,773,168

Total Master Limited Partnerships Shares
(Cost $2,494,027,899)		2,896,757,548

Total Investments (105.47%)
(Cost $2,494,027,899)		$2,896,757,548

Net Liabilities Less Other Assets (-5.47%)
		(150,239,065)

Net Assets (100.00%)		$2,746,518,483

Common Abbreviations:

LLC -	Limited Liability Company.
LP -	Limited Partnerships.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedule of Investments (unaudited)

1. Portfolio Valuation

The Funds’ Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the National Association of Securities Dealer Automated Quotation (“NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities. Valuing the Funds’ securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which in turn, could result in a difference between a Fund’s performance and the performance of the Index.

The accounting records of the Funds are maintained in U.S. dollars.

Some of the Funds invest in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include, but are not limited to: (i) less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile thus, in a changing market, the advisers may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices they consider reasonable; (iii) currency exchange rates or controls may adversely affect the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience downturns or recessions; and, (v) withholdings and other non-U.S. taxes may decrease the Fund’s return.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of the Funds’ securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect the Funds’ ability to track their Index.

2. Fair Value Measurements

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted priced included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Funds’ assets:

Cohen & Steers Global Realty Majors ETF Assets:
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$61,433,912	$–	$–	$61,433,912
TOTAL	$61,433,912	$–	$–	$61,433,912

ALPS Equal Sector Weight ETF Assets:
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$84,330,689	$–	$–	$84,330,689
TOTAL	$84,330,689	$–	$–	$84,330,689

Jefferies | TR/J CRB Global Commodity Equity Index Fund
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$94,960,721	$–	$–	$94,960,721
TOTAL	$94,960,721	$–	$–	$94,960,721

Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$10,957,725	$–	$–	$10,957,725
Warrants	$–	$0	$–	$0
TOTAL	$10,957,725	$0	$–	$10,957,725

Alerian MLP ETF Assets:
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships Shares	$2,896,757,548	$–	$–	$2,896,757,548
TOTAL	$2,896,757,548	$–	$–	$2,896,757,548

*For detailed descriptions, see the accompanying Schedule of Investments

For the period ended February 29, 2012, the Funds did not have any significant transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

As of February 29, 2012, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cohen & Steers Global Realty Majors ETF	ALPS Equal Sector Weight ETF

Gross appreciation (excess of value over tax cost)	$5,387,787	$8,338,494
Gross depreciation (excess of tax cost over value)	(1,265,618)	0

Net unrealized appreciation / (depreciation)	$4,122,169	$8,338,494
Cost of investments for income tax purposes	$57,311,743	$75,992,195

	Jefferies | TR/J CRB Global Commodity Equity Index Fund	Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF

Gross appreciation (excess of value over tax cost)	$4,133,424	$877,390
Gross depreciation (excess of tax cost over value)	(7,393,226)	(2,859,912)

Net unrealized appreciation / (depreciation)	$(3,259,802)	$(1,982,522)
Cost of investments for income tax purposes	$98,220,523	$12,940,247

Alerian MLP ETF
Gross appreciation (excess of value over tax cost)	$414,205,455
Gross depreciation (excess of tax cost over value)	(11,566,480)

Net unrealized appreciation / (depreciation)	$402,638,975
Cost of investments for income tax purposes	$2,494,118,573

4. Return of Capital Estimates

The Alerian MLP ETF (“Alerian Fund”) expects that a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) may be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy MLPs eligible for inclusion in the Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	April 27, 2012

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	April 27, 2012